Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		5/1/2019
	Collection Period Ending Date		5/31/2019
	Collection Period		31
	Payment Date		6/17/2019

	1. DEAL SUMMARY
		Beginning Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.135932	$61,169,315.81	$23,359,106.02	$37,810,209.79
(4)	Class A-4 Notes	1.000000	$258,000,000.00	$—	$258,000,000.00
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$376,169,315.81	$23,359,106.02	$352,810,209.79
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$383,669,315.81	$23,359,106.02	$360,310,209.79
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$—	$—
(13)	Class A-2 Notes		1.29000%	$—	$—
(14)	Class A-3 Notes		1.59000%	$61,169,315.81	$81,049.34
(15)	Class A-4 Notes		1.93000%	$258,000,000.00	$414,950.00
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$376,169,315.81	$616,943.09
	2. AVAILABLE FUNDS
(20)	Interest Collections		$1,529,372.62
(21)	Principal Collections		$14,856,507.82
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$8,157,545.91
(24)	Liquidation Proceeds		$149,422.80
(25)	Recoveries		$111,617.62
(26)	Investment Earnings		$—
(27)	Total Collections		$24,804,466.77
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$24,804,466.77
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$319,724.43	$319,724.43	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$81,049.34	$81,049.34	$—
(34)	Class A-4 Notes Interest		$414,950.00	$414,950.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—

(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—
(39)	Third Allocation of Principal		$109,106.02	$109,106.02	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$15,750,000.00	$15,750,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees, and asset representations reviewer		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$508,693.23	$508,693.23	$—
			$24,804,466.77	$24,804,466.77
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$109,106.02
(50)	Fourth Allocation of Principal		$15,750,000.00
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$23,359,106.02
	4. POOL INFORMATION
(53)	Pool Balance		$360,310,210
(54)	Number of Receivables Outstanding		39,836
(55)	Weighted Average Contract Rate		4.71%
(56)	Weighted Average Maturity		31.45
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Earnings on Permitted Investments		$40,113.41
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Earnings on Permitted Investments to Servicer		$(40,113.41)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$195,512.16	62	$3,153.42
(74)	Recoveries for Collection Period		$111,617.62	133	$839.23
(75)	Net Losses/(Recoveries) for Collection Period		$83,894.54
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$7,555,396.48
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.50369%

		5/31/2019	4/30/2019	3/31/2019	2/28/2019
(79)	Pool Balance at end of collection period	$360,310,210	$383,669,316	$408,076,155	$433,229,639
(80)	Number of receivables outstanding	39,836	41,372	42,966	44,694

(81)	Average month end Pool Balance	$371,989,763	$395,872,736	$420,652,897	$444,898,733
(82)	Realized Losses for Collection Period	$195,512	$173,551	$274,271	$366,114
(83)	Recoveries for Collection Period	$111,618	$172,562	$73,624	$72,863
(84)	Net Losses/(Recoveries) for Collection Period	$83,895	$989	$200,647	$293,252
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.631%	0.526%	0.782%	0.987%
(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.271%	0.003%	0.572%	0.791%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.425%

		5/31/2019	4/30/2019	3/31/2019	2/28/2019
(88)	Receivables 31-59 Days Delinquent	$3,886,735.62	$4,289,685.83	$3,260,773.13	$4,742,018.11
(89)	$ As % of Ending Pool Balance	1.079%	1.118%	0.799%	1.095%
(90)	# of Receivables	360	394	309	416
(91)	# As % of Ending Pool # of Receivables	0.904%	0.952%	0.719%	0.931%
(92)	Receivables 60-89 Days Delinquent	$642,041.88	$856,942.45	$999,446.43	$1,137,211.93
(93)	$ As % of Ending Pool Balance	0.178%	0.223%	0.245%	0.262%
(94)	# of Receivables	81	83	99	120
(95)	# As % of Ending Pool # of Receivables	0.203%	0.201%	0.230%	0.268%
(96)	Receivables 90 - 119 Days Delinquent	$396,790.79	$389,969.12	$382,187.91	$232,102.18
(97)	$ As % of Ending Pool Balance	0.110%	0.102%	0.094%	0.054%
(98)	# of Receivables	45	46	43	34
(99)	# As % of Ending Pool # of Receivables	0.113%	0.111%	0.100%	0.076%
(100)	Receivables 120+ Days Delinquent	$228,627.06	$218,446.92	$143,657.44	$299,398.29
(101)	$ As % of Ending Pool Balance	0.063%	0.057%	0.035%	0.069%
(102)	# of Receivables	26	24	18	32
(103)	# As % of Ending Pool # of Receivables	0.065%	0.058%	0.042%	0.072%
(104)	Total Delinquencies	$5,154,195.35	$5,755,044.32	$4,786,064.91	$6,410,730.51
(105)	$ As % of Ending Pool Balance	1.430%	1.500%	1.173%	1.480%
(106)	# of Receivables	512	547	469	602
(107)	# As % of Ending Pool # of Receivables	1.285%	1.322%	1.092%	1.347%
(108)	Receivables 60+ Days Delinquent	$1,267,459.73	$1,465,358.49	$1,525,291.78	$1,668,712.40
(109)	$ As % of Ending Pool Balance	0.352%	0.382%	0.374%	0.385%
(110)	Delinquency trigger	6.25%	6.25%	6.25%	6.25%
(111)	Total Repossession	$214,042.54	$372,995.07	$395,050.71	$287,776.81
(112)	# of Receivables	21	32	43	25

Name: Kim Taylor
Title: Senior Vice President
June 11, 2019